Cover	May 29, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2024
Entity File Number	001-35041
Entity Registrant Name	OXFORD LANE CAPITAL CORP.
Entity Central Index Key	0001495222
Entity Tax Identification Number	27-2859071
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	8 Sound Shore Drive
Entity Address, Address Line Two	Suite 255
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	983-5275
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OXLC
Security Exchange Name	NASDAQ
6.25% Series 2027 Term Preferred Shares
Title of 12(b) Security	6.25% Series 2027 Term Preferred Shares
Trading Symbol	OXLCP
Security Exchange Name	NASDAQ
6.00% Series 2029 Term Preferred Shares
Title of 12(b) Security	6.00% Series 2029 Term Preferred Shares
Trading Symbol	OXLCO
Security Exchange Name	NASDAQ
7.125% Series 2029 Term Preferred Shares
Title of 12(b) Security	7.125% Series 2029 Term Preferred Shares
Trading Symbol	OXLCN
Security Exchange Name	NASDAQ
5.00% Notes due 2027
Title of 12(b) Security	5.00% Notes due 2027
Trading Symbol	OXLCZ
Security Exchange Name	NASDAQ
6.75% Notes due 2031
Title of 12(b) Security	6.75% Notes due 2031
Trading Symbol	OXLCL
Security Exchange Name	NASDAQ
8.75% Notes due 2030
Title of 12(b) Security	8.75% Notes due 2030
Trading Symbol	OXLCI
Security Exchange Name	NASDAQ